Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust IV
Entity Central Index Key	0001659326
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000203277 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class R6 Shares
Trading Symbol	JEPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class R6 Shares)	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 7.86% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors detracted from performance.
  An overweight in ServiceNow and an underweight in Micron Technology were among the top detractors.
  The Fund captured 34% of the Index’s positive return with 58% of its volatility.
  The Fund’s security selection in the real estate sector contributed to performance.
  An underweight in Microsoft and an overweight in Ross Stores were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class R6 Shares)	August 31, 2018	7.86%	7.47%	8.69%
S&P 500 Index		22.32	13.41	14.69
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.72

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,084,772,000
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 14,818,000
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,084,772
Total number of portfolio holdings	129
Portfolio turnover rate	183%
Total advisory fees paid (000's)	$14,818

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000203276 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class R5 Shares
Trading Symbol	JEPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class R5 Shares)	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 7.75% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors detracted from performance.
  An overweight in ServiceNow and an underweight in Micron Technology were among the top detractors.
  The Fund captured 34% of the Index’s positive return with 58% of its volatility.
  The Fund’s security selection in the real estate sector contributed to performance.
  An underweight in Microsoft and an overweight in Ross Stores were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class R5 Shares)	August 31, 2018	7.75%	7.36%	8.58%
S&P 500 Index		22.32	13.41	14.69
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.72

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,084,772,000
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 14,818,000
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,084,772
Total number of portfolio holdings	129
Portfolio turnover rate	183%
Total advisory fees paid (000's)	$14,818

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000203275 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class I Shares
Trading Symbol	JEPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class I Shares)	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 7.52% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors detracted from performance.
  An overweight in ServiceNow and an underweight in Micron Technology were among the top detractors.
  The Fund captured 34% of the Index’s positive return with 58% of its volatility.
  The Fund’s security selection in the real estate sector contributed to performance.
  An underweight in Microsoft and an overweight in Ross Stores were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class I Shares)	August 31, 2018	7.52%	7.20%	8.42%
S&P 500 Index		22.32	13.41	14.69
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.72

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,084,772,000
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 14,818,000
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,084,772
Total number of portfolio holdings	129
Portfolio turnover rate	183%
Total advisory fees paid (000's)	$14,818

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000203274 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class C Shares
Trading Symbol	JEPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class C Shares)	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 6.71% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors detracted from performance.
  An overweight in ServiceNow and an underweight in Micron Technology were among the top detractors.
  The Fund captured 34% of the Index’s positive return with 58% of its volatility.
  The Fund’s security selection in the real estate sector contributed to performance.
  An underweight in Microsoft and an overweight in Ross Stores were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class C Shares)	August 31, 2018	5.71%	6.39%	7.62%
JPMorgan Equity Premium Income Fund (Class C Shares) - excluding sales charge		6.71	6.39	7.62
S&P 500 Index		22.32	13.41	14.69
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.72

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,084,772,000
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 14,818,000
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,084,772
Total number of portfolio holdings	129
Portfolio turnover rate	183%
Total advisory fees paid (000's)	$14,818

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000203273 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class A Shares
Trading Symbol	JEPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class A Shares)	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 7.25% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors detracted from performance.
  An overweight in ServiceNow and an underweight in Micron Technology were among the top detractors.
  The Fund captured 34% of the Index’s positive return with 58% of its volatility.
  The Fund’s security selection in the real estate sector contributed to performance.
  An underweight in Microsoft and an overweight in Ross Stores were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class A Shares)	August 31, 2018	1.61%	5.78%	7.41%
JPMorgan Equity Premium Income Fund (Class A Shares) - excluding sales charge		7.25	6.92	8.15
S&P 500 Index		22.32	13.41	14.69
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.72

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,084,772,000
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 14,818,000
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,084,772
Total number of portfolio holdings	129
Portfolio turnover rate	183%
Total advisory fees paid (000's)	$14,818

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000225320 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class A Shares
Trading Symbol	JHDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class A Shares)	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 11.57% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 53% of the Index’s positive return with 67% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the pharm/MedTech and financial services sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class A Shares)	February 26, 2021	5.73%	6.18%	7.04%
JPMorgan Hedged Equity 2 Fund (Class A Shares) - excluding sales charge		11.57	7.33	8.12
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 29, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,496,391,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 13,404,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,496,391
Total number of portfolio holdings	158
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$13,404

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.84% as of June 30, 2025 to 0.92% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.84% as of June 30, 2025 to 0.92% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000225317 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class C Shares
Trading Symbol	JHDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class C Shares)	$150	1.42%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 10.98% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 53% of the Index’s positive return with 67% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the pharm/MedTech and financial services sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class C Shares)	February 26, 2021	9.98%	6.80%	7.59%
JPMorgan Hedged Equity 2 Fund (Class C Shares) - excluding sales charge		10.98	6.80	7.59
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 29, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,496,391,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 13,404,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,496,391
Total number of portfolio holdings	158
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$13,404

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 1.34% as of June 30, 2025 to 1.42% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 1.34% as of June 30, 2025 to 1.42% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000225318 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class I Shares
Trading Symbol	JHQDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class I Shares)	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 11.85% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 53% of the Index’s positive return with 67% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the pharm/MedTech and financial services sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class I Shares)	February 26, 2021	11.85%	7.60%	8.39%
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 29, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,496,391,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 13,404,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,496,391
Total number of portfolio holdings	158
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$13,404

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.59% as of June 30, 2025 to 0.67% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.59% as of June 30, 2025 to 0.67% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000225319 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class R5 Shares
Trading Symbol	JHDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 12.01% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 53% of the Index’s positive return with 67% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the pharm/MedTech and financial services sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	February 26, 2021	12.01%	7.76%	8.55%
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 29, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,496,391,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 13,404,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,496,391
Total number of portfolio holdings	158
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$13,404

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.45% as of June 30, 2025 to 0.53% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.45% as of June 30, 2025 to 0.53% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000225316 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class R6 Shares
Trading Symbol	JHDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 12.12% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 53% of the Index’s positive return with 67% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the pharm/MedTech and financial services sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	February 26, 2021	12.12%	7.87%	8.67%
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jan. 29, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,496,391,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 13,404,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,496,391
Total number of portfolio holdings	158
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$13,404

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.34% as of June 30, 2025 to 0.42% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.34% as of June 30, 2025 to 0.42% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000225321 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class R6 Shares
Trading Symbol	JHTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 9.99% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 44% of the Index’s positive return with 55% of its volatility.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The underweight allocations to Intel and Applied Materials were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	February 26, 2021	9.99%	7.35%	8.17%
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Feb. 26, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,198,101,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 6,973,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,198,101
Total number of portfolio holdings	158
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$6,973

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.34% as of June 30, 2025 to 0.42% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.34% as of June 30, 2025 to 0.42% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000225325 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class R5 Shares
Trading Symbol	JHTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 9.88% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 44% of the Index’s positive return with 55% of its volatility.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The underweight allocations to Intel and Applied Materials were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	February 26, 2021	9.88%	7.23%	8.05%
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Feb. 26, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,198,101,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 6,973,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,198,101
Total number of portfolio holdings	158
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$6,973

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.44% as of June 30, 2025 to 0.52% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.44% as of June 30, 2025 to 0.52% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000225324 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class I Shares
Trading Symbol	JHQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class I Shares)	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 9.72% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 44% of the Index’s positive return with 55% of its volatility.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The underweight allocations to Intel and Applied Materials were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class I Shares)	February 26, 2021	9.72%	7.07%	7.90%
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Feb. 26, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,198,101,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 6,973,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,198,101
Total number of portfolio holdings	158
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$6,973

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.59% as of June 30, 2025 to 0.67% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.59% as of June 30, 2025 to 0.67% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000225323 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class C Shares
Trading Symbol	JHTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class C Shares)	$148	1.42%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 8.87% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 44% of the Index’s positive return with 55% of its volatility.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The underweight allocations to Intel and Applied Materials were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class C Shares)	February 26, 2021	7.87%	6.26%	7.08%
JPMorgan Hedged Equity 3 Fund (Class C Shares) - excluding sales charge		8.87	6.26	7.08
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Feb. 26, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,198,101,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 6,973,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,198,101
Total number of portfolio holdings	158
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$6,973

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 1.34% as of June 30, 2025 to 1.42% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 1.34% as of June 30, 2025 to 1.42% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000225322 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class A Shares
Trading Symbol	JHTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class A Shares)	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 9.41% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 44% of the Index’s positive return with 55% of its volatility.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The underweight allocations to Intel and Applied Materials were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class A Shares)	February 26, 2021	3.65%	5.66%	6.54%
JPMorgan Hedged Equity 3 Fund (Class A Shares) - excluding sales charge		9.41	6.80	7.62
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Feb. 26, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,198,101,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 6,973,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,198,101
Total number of portfolio holdings	158
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$6,973

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.84% as of June 30, 2025 to 0.92% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.84% as of June 30, 2025 to 0.92% as of June 30, 2026.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000234321 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class A Shares
Trading Symbol	JPDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class A Shares)	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 6.27% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the ICE BofA US All Capital Securities Index ("the Index") returned 5.89% and the Preferred and Income Securities Composite Benchmark returned 6.57% for the twelve months ended June 30, 2026.
  The Fund’s security selection within the contingent convertible bond allocation detracted from relative performance.
  The Fund’s underweight to $25 par securities, which typically have greater sensitivity to movements in interest rates, contributed to relative performance as interest rates rose over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class A Shares)	March 31, 2022	2.28%	3.80%
JPMorgan Preferred and Income Securities Fund (Class A Shares) - excluding sales charge		6.27	4.74
Bloomberg US Aggregate Index		3.79	1.53
ICE BofA US All Capital Securities Index		5.89	4.03
Preferred and Income Securities Composite Benchmark		6.57	4.26

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,235,860,000
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 8,561,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,235,860
Total number of portfolio holdings	194
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$8,561

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, Board of Trustees of JPMorgan Trust IV approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Preferred and Income Securities ETF (“Preferred and Income Securities ETF”). The Reorganization occurred as of the close of business on July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history was adopted by Preferred and Income Securities ETF. Preferred and Income Securities ETF is managed in a substantially similar manner as the Fund. Effective as of the close of business on July 10, 2026, the Fund ceased operations in connection with the consummation of the Reorganization.
Effective March 1, 2026, the Fund’s Class A Shares were publicly offered only on a limited basis. Investors were not eligible to purchase Class A Shares of the Fund unless they met certain requirements.
Effective March 1, 2026, no sales charge was imposed on purchases of Class A Shares of the Fund, no contingent deferred sales charge was imposed on redemptions of Class A Shares and the Fund’s principal underwriter voluntarily waived all of its distribution fees.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000237453 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class C Shares
Trading Symbol	JPDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class C Shares)	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 5.96% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the ICE BofA US All Capital Securities Index ("the Index") returned 5.89% and the Preferred and Income Securities Composite Benchmark returned 6.57% for the twelve months ended June 30, 2026.
  The Fund’s security selection within the contingent convertible bond allocation detracted from relative performance.
  The Fund’s underweight to $25 par securities, which typically have greater sensitivity to movements in interest rates, contributed to relative performance as interest rates rose over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class C Shares)	August 1, 2022	4.96%	4.24%
JPMorgan Preferred and Income Securities Fund (Class C Shares) - excluding sales charge		5.96	4.24
Bloomberg US Aggregate Index		3.79	1.53
ICE BofA US All Capital Securities Index		5.89	4.03
Preferred and Income Securities Composite Benchmark		6.57	4.26

Performance Inception Date	Aug. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,235,860,000
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 8,561,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,235,860
Total number of portfolio holdings	194
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$8,561

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, Board of Trustees of JPMorgan Trust IV approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Preferred and Income Securities ETF (“Preferred and Income Securities ETF”). The Reorganization occurred as of the close of business on July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history was adopted by Preferred and Income Securities ETF. Preferred and Income Securities ETF is managed in a substantially similar manner as the Fund. Effective as of the close of business on July 10, 2026, the Fund ceased operations in connection with the consummation of the Reorganization.
Effective March 1, 2026, the Fund’s Class C Shares were publicly offered only on a limited basis. Investors were not eligible to purchase Class C Shares of the Fund unless they met certain requirements.
Effective March 1, 2026, no contingent deferred sales charge was imposed on redemptions of Class C Shares of the Fund and the Fund’s principal underwriter voluntarily waived all of its distribution fees.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000234322 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class I Shares
Trading Symbol	JPDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class I Shares)	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 6.54% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the ICE BofA US All Capital Securities Index ("the Index") returned 5.89% and the Preferred and Income Securities Composite Benchmark returned 6.57% for the twelve months ended June 30, 2026.
  The Fund’s security selection within the contingent convertible bond allocation detracted from relative performance.
  The Fund’s underweight to $25 par securities, which typically have greater sensitivity to movements in interest rates, contributed to relative performance as interest rates rose over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class I Shares)	March 31, 2022	6.54%	4.97%
Bloomberg US Aggregate Index		3.79	1.53
ICE BofA US All Capital Securities Index		5.89	4.03
Preferred and Income Securities Composite Benchmark		6.57	4.26

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,235,860,000
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 8,561,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,235,860
Total number of portfolio holdings	194
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$8,561

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, Board of Trustees of JPMorgan Trust IV approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Preferred and Income Securities ETF (“Preferred and Income Securities ETF”). The Reorganization occurred as of the close of business on July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history was adopted by Preferred and Income Securities ETF. Preferred and Income Securities ETF is managed in a substantially similar manner as the Fund. Effective as of the close of business on July 10, 2026, the Fund ceased operations in connection with the consummation of the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000234320 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class R6 Shares
Trading Symbol	JPDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 6.49% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the ICE BofA US All Capital Securities Index ("the Index") returned 5.89% and the Preferred and Income Securities Composite Benchmark returned 6.57% for the twelve months ended June 30, 2026.
  The Fund’s security selection within the contingent convertible bond allocation detracted from relative performance.
  The Fund’s underweight to $25 par securities, which typically have greater sensitivity to movements in interest rates, contributed to relative performance as interest rates rose over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	March 31, 2022	6.49%	5.02%
Bloomberg US Aggregate Index		3.79	1.53
ICE BofA US All Capital Securities Index		5.89	4.03
Preferred and Income Securities Composite Benchmark		6.57	4.26

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,235,860,000
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 8,561,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,235,860
Total number of portfolio holdings	194
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$8,561

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, Board of Trustees of JPMorgan Trust IV approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Preferred and Income Securities ETF (“Preferred and Income Securities ETF”). The Reorganization occurred as of the close of business on July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history was adopted by Preferred and Income Securities ETF. Preferred and Income Securities ETF is managed in a substantially similar manner as the Fund. Effective as of the close of business on July 10, 2026, the Fund ceased operations in connection with the consummation of the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238563 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	JSMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 19.15% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	November 1, 2022	19.15%	18.18%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 176,516,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238570 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R5 Shares
Trading Symbol	JSMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 18.99% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	November 1, 2022	18.99%	18.06%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 176,516,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238568 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R4 Shares
Trading Symbol	JSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 18.83% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	November 1, 2022	18.83%	17.88%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 176,516,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238567 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R3 Shares
Trading Symbol	JSMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 18.55% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	November 1, 2022	18.55%	17.59%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 176,516,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R2 Shares
Trading Symbol	JSMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 18.22% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	November 1, 2022	18.22%	17.30%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 176,516,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238565 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class I Shares
Trading Symbol	JSMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 18.81% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	November 1, 2022	18.81%	17.89%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 176,516,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238564 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class C Shares
Trading Symbol	JSMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 17.93% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	November 1, 2022	16.93%	17.00%
JPMorgan SmartRetirement® 2065 Fund (Class C Shares) - excluding sales charge		17.93	17.00
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 176,516,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238569 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class A Shares
Trading Symbol	JSMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 18.58% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	November 1, 2022	13.25%	16.19%
JPMorgan SmartRetirement® 2065 Fund (Class A Shares) - excluding sales charge		18.58	17.66
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 176,516,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238571 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class I Shares
Trading Symbol	JSBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	$35	0.31%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 23.08% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement Blend 2065 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	November 1, 2022	23.08%	18.75%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement Blend 2065 Composite Benchmark		23.06	19.55

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 181,802,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$181,802
Total number of portfolio holdings	16
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238572 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R2 Shares
Trading Symbol	JSBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	$90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 22.46% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement Blend 2065 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	November 1, 2022	22.46%	18.15%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement Blend 2065 Composite Benchmark		23.06	19.55

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 181,802,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$181,802
Total number of portfolio holdings	16
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238573 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R3 Shares
Trading Symbol	JSBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	$63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 22.79% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement Blend 2065 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	November 1, 2022	22.79%	18.46%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement Blend 2065 Composite Benchmark		23.06	19.55

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 181,802,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$181,802
Total number of portfolio holdings	16
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238574 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R4 Shares
Trading Symbol	JSBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 23.07% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement Blend 2065 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	November 1, 2022	23.07%	18.75%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement Blend 2065 Composite Benchmark		23.06	19.55

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 181,802,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$181,802
Total number of portfolio holdings	16
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238575 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R5 Shares
Trading Symbol	JSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 23.24% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement Blend 2065 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	November 1, 2022	23.24%	18.93%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement Blend 2065 Composite Benchmark		23.06	19.55

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 181,802,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$181,802
Total number of portfolio holdings	16
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238576 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	JSBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 23.38% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement Blend 2065 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	November 1, 2022	23.38%	19.05%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement Blend 2065 Composite Benchmark		23.06	19.55

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 181,802,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$181,802
Total number of portfolio holdings	16
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000271411 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2070 Fund
Class Name	Class R6 Shares
Trading Symbol	JAKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 5.47% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class R6 Shares)	February 27, 2026	5.47%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.

Performance Inception Date	Feb. 27, 2026
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,089,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000271418 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2070 Fund
Class Name	Class R5 Shares
Trading Symbol	JAJZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class R5 Shares)	$3	0.10%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.10%	[2]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 5.47% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class R5 Shares)	February 27, 2026	5.47%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.

Performance Inception Date	Feb. 27, 2026
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,089,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000271416 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2070 Fund
Class Name	Class R4 Shares
Trading Symbol	JAJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class R4 Shares)	$9	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.25%	[3]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 5.40% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class R4 Shares)	February 27, 2026	5.40%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.

Performance Inception Date	Feb. 27, 2026
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,089,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000271415 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2070 Fund
Class Name	Class R3 Shares
Trading Symbol	JAJVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class R3 Shares)	$17	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.50%	[4]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 5.33% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class R3 Shares)	February 27, 2026	5.33%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.

Performance Inception Date	Feb. 27, 2026
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,089,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000271414 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2070 Fund
Class Name	Class R2 Shares
Trading Symbol	JAJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class R2 Shares)	$25	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.75%	[5]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 5.27% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class R2 Shares)	February 27, 2026	5.27%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.

Performance Inception Date	Feb. 27, 2026
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,089,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000271413 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2070 Fund
Class Name	Class I Shares
Trading Symbol	JAJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class I Shares)	$8	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.25%	[6]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 5.40% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class I Shares)	February 27, 2026	5.40%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.

Performance Inception Date	Feb. 27, 2026
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,089,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000271412 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2070 Fund
Class Name	Class C Shares
Trading Symbol	JAJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class C Shares)	$34	1.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	1.00%	[7]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 5.13% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class C Shares)	February 27, 2026	4.13%
JPMorgan SmartRetirement® 2070 Fund (Class C Shares) - excluding sales charge		5.13
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.

Performance Inception Date	Feb. 27, 2026
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,089,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000271417 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2070 Fund
Class Name	Class A Shares
Trading Symbol	JAJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class A Shares)	$15	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.44%	[8]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 5.33% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class A Shares)	February 27, 2026	0.57%
JPMorgan SmartRetirement® 2070 Fund (Class A Shares) - excluding sales charge		5.33
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.

Performance Inception Date	Feb. 27, 2026
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,089,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000271419 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2070 Fund
Class Name	Class I Shares
Trading Symbol	JAKDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2070 Fund (Class I Shares)	$11	0.32%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.32%	[9]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 6.53% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement Blend 2070 Composite Benchmark returned 6.05% for the period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
  Manager selection detracted for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Emerging Markets Research Enhanced Equity Fund detracted.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® Blend 2070 Fund (Class I Shares)	February 27, 2026	6.53%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement Blend 2070 Composite Benchmark		6.05
*	Not annualized.

Performance Inception Date	Feb. 27, 2026
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,132,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,132
Total number of portfolio holdings	14
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000271422 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2070 Fund
Class Name	Class R2 Shares
Trading Symbol	JAKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R2 Shares)	$28	0.82%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.82%	[10]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 6.33% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement Blend 2070 Composite Benchmark returned 6.05% for the period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
  Manager selection detracted for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Emerging Markets Research Enhanced Equity Fund detracted.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R2 Shares)	February 27, 2026	6.33%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement Blend 2070 Composite Benchmark		6.05
*	Not annualized.

Performance Inception Date	Feb. 27, 2026
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,132,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,132
Total number of portfolio holdings	14
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000271423 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2070 Fund
Class Name	Class R3 Shares
Trading Symbol	JAKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R3 Shares)	$20	0.57%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.57%	[11]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 6.40% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement Blend 2070 Composite Benchmark returned 6.05% for the period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
  Manager selection detracted for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Emerging Markets Research Enhanced Equity Fund detracted.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R3 Shares)	February 27, 2026	6.40%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement Blend 2070 Composite Benchmark		6.05
*	Not annualized.

Performance Inception Date	Feb. 27, 2026
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,132,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,132
Total number of portfolio holdings	14
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000271424 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2070 Fund
Class Name	Class R4 Shares
Trading Symbol	JAKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R4 Shares)	$11	0.32%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.32%	[12]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 6.53% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement Blend 2070 Composite Benchmark returned 6.05% for the period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
  Manager selection detracted for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Emerging Markets Research Enhanced Equity Fund detracted.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R4 Shares)	February 27, 2026	6.53%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement Blend 2070 Composite Benchmark		6.05
*	Not annualized.

Performance Inception Date	Feb. 27, 2026
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,132,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,132
Total number of portfolio holdings	14
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000271420 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2070 Fund
Class Name	Class R5 Shares
Trading Symbol	JAKHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R5 Shares)	$6	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.17%	[13]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 6.60% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement Blend 2070 Composite Benchmark returned 6.05% for the period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
  Manager selection detracted for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Emerging Markets Research Enhanced Equity Fund detracted.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R5 Shares)	February 27, 2026	6.60%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement Blend 2070 Composite Benchmark		6.05
*	Not annualized.

Performance Inception Date	Feb. 27, 2026
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,132,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,132
Total number of portfolio holdings	14
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000271421 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2070 Fund
Class Name	Class R6 Shares
Trading Symbol	JAKJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R6 Shares)	$3	0.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[14]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 6.60% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement Blend 2070 Composite Benchmark returned 6.05% for the period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
  Manager selection detracted for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Emerging Markets Research Enhanced Equity Fund detracted.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R6 Shares)	February 27, 2026	6.60%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement Blend 2070 Composite Benchmark		6.05
*	Not annualized.

Performance Inception Date	Feb. 27, 2026
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,132,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,132
Total number of portfolio holdings	14
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)

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